Earnings per share (Details 1) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Earning per share [Abstract]
Loss for the year from continuing operations attributable to equity holders of the parent			$ (9,492)
Profit for the year from discontinued operations attributable to equity holders of the parent			15,598
Profit for the year per share attributable to equity holders of the parent			$ 6,106
Weighted average number of ordinary shares outstanding			516
Diluted earnings per share (in peso per share)	$ (7.63)	$ (54.79)	$ 11.82